Document And Entity Information	Jul. 14, 2023
Document Information [Line Items]
Entity, Registrant Name	Aterian, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 14, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38937
Entity, Tax Identification Number	83-1739858
Entity, Address, Address Line One	Aterian, Inc.
Entity, Address, Address Line Two	350 Springfield Avenue, Suite 200
Entity, Address, City or Town	Summit
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07901
City Area Code	347
Local Phone Number	676-1681
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001757715